Related-Party Transactions - Summary of Balances of Significant Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets	$ 251,878		$ 251,878		$ 222,068
Liabilities	171,136		171,136		148,893
Pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	64		64		59
Liabilities	56		56		96
Gas Distribution [member]
Disclosure of transactions between related parties [line items]
Assets	335		335		307
Liabilities	115		115		114
Income (Expense)	653	$ 560	1,370	$ 1,123
Petrochemical Companies [member]
Disclosure of transactions between related parties [line items]
Assets	106		106		90
Liabilities	15		15		7
Income (Expense)	787	879	1,520	1,856
Government Entities Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	13,274		13,274		14,574
Liabilities	5,339		5,339		10,921
Income (Expense)	(280)	653	(258)	446
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	14,015		14,015		15,315
Liabilities	6,387		6,387		11,882
Income (Expense)	1,001	1,807	2,325	2,943
Current [Member]
Disclosure of transactions between related parties [line items]
Assets	2,587		2,587		4,345
Liabilities	1,356		1,356		2,528
Non-Current [Member]
Disclosure of transactions between related parties [line items]
Assets	11,428		11,428		10,970
Liabilities	5,031		5,031		9,354
Revenue [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	1,568	1,656	3,163	3,355
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(351)	(318)	(653)	(638)
Foreign Exchange and Inflation Indexation Charges Net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(102)	(67)	(214)	(152)
Net Finance Income Expense [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(114)	536	30	378
Other Associates and Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Assets	236		236		285
Liabilities	862		862		744
Income (Expense)	(159)	(285)	(307)	(482)
Joint Venture and Associates Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	677		677		682
Liabilities	992		992		865
Income (Expense)	1,281	1,153	2,583	2,497
Government Bonds [member]
Disclosure of transactions between related parties [line items]
Assets	1,334		1,334		1,958
Income (Expense)	24	21	53	52
Banks Controlled by the Brazilian Government [member] | Banks Controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	7,636		7,636		7,445
Liabilities	5,067		5,067		10,332
Income (Expense)	(362)	(163)	(414)	(510)
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Assets	3,965		3,965		4,400
Income (Expense)	143	644	208	722
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	315		315		307
Income (Expense)			2
Diesel Price Subsidy Program [member]
Disclosure of transactions between related parties [line items]
Assets					400
Income (Expense)		164		164
Federal government dividends [member]
Disclosure of transactions between related parties [line items]
Liabilities	96		96		324
Income (Expense)	(4)		(9)
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
Disclosure of transactions between related parties [line items]
Liabilities	118		118		144
Income (Expense)	(42)		(70)
Other Government Entities [member]
Disclosure of transactions between related parties [line items]
Assets	24		24		64
Liabilities	58		58		$ 121
Income (Expense)	$ (39)	$ (12)	$ (27)	$ 19